Share-Based Compensation - Summary of Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 564,956	$ 84,958
R&D Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	63,735	22,637
G&A Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 501,221	$ 62,321